Gotham 1000 Value ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Advertising - 0.8%
Interpublic Group of Cos., Inc.	31,912	$781,206
Omnicom Group, Inc.	10,024	721,126
		1,502,332

Aerospace/Defense - 0.3%
Hexcel Corp.	3,476	196,359
L3Harris Technologies, Inc.	94	23,579
Lockheed Martin Corp.	798	369,586
		589,524

Agriculture - 0.8%
Altria Group, Inc.	10,635	623,530
Darling Ingredients, Inc. (a)(b)	22,702	861,314
		1,484,844

Airlines - 0.3%
Delta Air Lines, Inc.	3,111	152,999
SkyWest, Inc. (a)	3,164	325,797
		478,796

Apparel - 3.4%
Columbia Sportswear Co. (b)	13,134	802,225
Crocs, Inc. (a)	6,707	679,285
Deckers Outdoor Corp. (a)	7,029	724,479
Gildan Activewear, Inc.	446	21,961
Hanesbrands, Inc. (a)	21,632	99,074
Kontoor Brands, Inc.	11,216	739,919
Levi Strauss & Co. - Class A	31,873	589,332
NIKE, Inc. - Class B	4,823	342,626
PVH Corp. (b)	11,283	774,014
Ralph Lauren Corp. - Class A	1,386	380,152
Steven Madden Ltd. (b)	3,446	82,635
Tapestry, Inc.	415	36,441
Under Armour, Inc. - Class C (a)(b)	109,324	709,513
VF Corp.	35,909	421,931
		6,403,587

Auto Manufacturers - 0.4%
Cummins, Inc.	48	15,720
Ford Motor Co.	25,837	280,332
General Motors Co.	10,620	522,610
		818,662

Auto Parts/Equipment - 2.9%
Allison Transmission Holdings, Inc.	3,485	331,040
Aptiv PLC (a)	12,803	873,421
BorgWarner, Inc.	16,470	551,416
Dorman Products, Inc. (a)(b)	4,666	572,378
Gentex Corp.	36,695	806,923
Goodyear Tire & Rubber Co. (a)(b)	57,785	599,230
Lear Corp.	8,693	825,661
Magna International, Inc. (b)	22,862	882,702
		5,442,771

Banks - 0.1%
Bank OZK	3,355	157,886
Columbia Banking System, Inc. (b)	583	13,631
Valley National Bancorp	226	2,018
		173,535

Beverages - 1.5%
Boston Beer Co., Inc. - Class A (a)	1,064	203,022
Brown-Forman Corp. - Class B (b)	21,554	580,018
Coca-Cola Consolidated, Inc.	687	76,704
Constellation Brands, Inc. - Class A (b)	2,843	462,499
Keurig Dr Pepper, Inc.	8,256	272,943
Molson Coors Beverage Co. - Class B (b)	16,495	793,245
National Beverage Corp. (a)	3,317	143,427
PepsiCo, Inc.	3,048	402,458
		2,934,316

Biotechnology - 4.1%
Amgen, Inc.	539	150,494
Biogen, Inc. (a)	6,765	849,616
BioMarin Pharmaceutical, Inc. (a)	7,898	434,153
Bio-Rad Laboratories, Inc. - Class A (a)	3,515	848,240
Corteva, Inc.	10,686	796,428
Exelixis, Inc. (a)	20,593	907,636
Gilead Sciences, Inc.	3,009	333,608
Halozyme Therapeutics, Inc. (a)	11,489	597,658
Illumina, Inc. (a)	4,826	460,449
Incyte Corp. (a)	9,780	666,018
PTC Therapeutics, Inc. (a)	14,392	702,905
Regeneron Pharmaceuticals, Inc.	641	336,525
United Therapeutics Corp. (a)	2,346	674,123
		7,757,853

Building Materials - 0.7%
Griffon Corp.	5,087	368,146
Mohawk Industries, Inc. (a)	5,367	562,677
Owens Corning	2,410	331,423
		1,262,246

Chemicals - 2.7%
Axalta Coating Systems Ltd. (a)	12,655	375,727
Cabot Corp.	4,752	356,400
Celanese Corp.	4,192	231,943
CF Industries Holdings, Inc.	6,945	638,940
DuPont de Nemours, Inc.	1,427	97,878
Element Solutions, Inc.	20,319	460,225
FMC Corp. (b)	14,089	588,216
HB Fuller Co.	3,013	181,232
Innospec, Inc. (b)	1,039	87,370
LyondellBasell Industries NV - Class A	7,464	431,867
Minerals Technologies, Inc.	945	52,041
Mosaic Co.	7,000	255,360
NewMarket Corp.	1,027	709,513
PPG Industries, Inc.	3,737	425,084
Quaker Chemical Corp.	1,769	198,022
RPM International, Inc.	266	29,217
		5,119,035

Commercial Services - 5.0%
ADT, Inc.	94,831	803,219
Adtalem Global Education, Inc. (a)	4,093	520,752
API Group Corp. (a)	2,799	142,889
Block, Inc. (a)	3,603	244,752
Booz Allen Hamilton Holding Corp.	5,826	606,661
Brink's Co.	3,968	354,303
Driven Brands Holdings, Inc. (a)	39,588	695,165
Euronet Worldwide, Inc. (a)(b)	5,333	540,660
Global Payments, Inc.	8,907	712,916
Graham Holdings Co. - Class B	706	667,996
Grand Canyon Education, Inc. (a)	370	69,930
Huron Consulting Group, Inc. (a)	954	131,213
John Wiley & Sons, Inc. - Class A	945	42,175
Korn Ferry	6,152	451,126

ManpowerGroup, Inc.	8,933	360,893
MarketAxess Holdings, Inc.	1,337	298,606
Morningstar, Inc.	901	282,851
Payoneer Global, Inc. (a)(b)	41,548	284,604
PayPal Holdings, Inc. (a)	8,166	606,897
RB Global, Inc. (b)	1,018	108,102
Service Corp. International/US (b)	1,118	91,005
TriNet Group, Inc.	2,579	188,628
United Rentals, Inc.	273	205,678
WEX, Inc. (a)(b)	3,929	577,131
WillScot Holdings Corp. (b)	16,598	454,785
		9,442,937

Computers - 3.9%
Accenture PLC - Class A	906	270,794
Amdocs Ltd.	5,284	482,112
Amentum Holdings, Inc. (a)	9,329	220,264
ASGN, Inc. (a)	4,166	208,008
CGI, Inc. - Class A	3,414	357,890
Dell Technologies, Inc. - Class C	1,872	229,507
DXC Technology Co. (a)	43,859	670,604
EPAM Systems, Inc. (a)	487	86,111
Globant SA (a)	2,510	228,008
Hewlett Packard Enterprise Co.	14,621	299,000
HP, Inc.	20,703	506,395
Insight Enterprises, Inc. (a)	5,819	803,517
KBR, Inc.	8,321	398,909
Kyndryl Holdings, Inc. (a)	12,704	533,060
NetApp, Inc.	2,912	310,274
Science Applications International Corp. (b)	4,226	475,890
Seagate Technology Holdings PLC	2,516	363,134
Western Digital Corp.	14,587	933,422
WNS Holdings Ltd. (a)	311	19,668
		7,396,567

Cosmetics/Personal Care - 1.4%
Colgate-Palmolive Co.	3,926	356,873
Coty, Inc. - Class A (a)	149,085	693,245
Estee Lauder Cos., Inc. - Class A (b)	6,728	543,623
Interparfums, Inc. (b)	3,604	473,241
Perrigo Co. PLC	19,490	520,773
Prestige Consumer Healthcare, Inc. (a)	379	30,263
Procter & Gamble Co.	606	96,548
		2,714,566

Distribution/Wholesale - 0.5%
Core & Main, Inc. - Class A (a)	1,363	82,257
LKQ Corp.	2,485	91,970
Resideo Technologies, Inc. (a)(b)	7,274	160,464
Rush Enterprises, Inc. - Class A (b)	7,895	406,672
WESCO International, Inc.	1,574	291,505
		1,032,868

Diversified Financial Services - 0.9%
Cboe Global Markets, Inc.	975	227,380
CME Group, Inc. - Class A	2,161	595,615
Enact Holdings, Inc.	5,742	213,315
Intercorp Financial Services, Inc.	943	35,957
Visa, Inc. - Class A	91	32,310
Western Union Co.	79,287	667,596
		1,772,173
Electric - 1.3%
Algonquin Power & Utilities Corp. (b)	135,407	775,882
Constellation Energy Corp.	2,854	921,157
NRG Energy, Inc.	191	30,671
Talen Energy Corp. (a)(b)	1,602	465,814

Vistra Corp.	910	176,367
		2,369,891

Electrical Components & Equipment - 0.5%
Generac Holdings, Inc. (a)	2,572	368,336
Littelfuse, Inc.	1,202	272,529
Powell Industries, Inc. (b)	1,555	327,250
		968,115

Electronics - 3.0%
Allegion PLC	1,370	197,444
Arrow Electronics, Inc. (a)	6,559	835,813
Atkore, Inc.	3,710	261,740
Avnet, Inc.	16,090	854,057
Brady Corp. - Class A	2,378	161,633
Celestica, Inc. (a)	2,217	346,096
Fortive Corp.	331	17,255
Itron, Inc. (a)	1,940	255,362
Jabil, Inc.	411	89,639
NEXTracker, Inc. - Class A (a)	14,499	788,311
nVent Electric PLC	4,243	310,800
Plexus Corp. (a)	4,993	675,603
Ralliant Corp. (a)	110	5,318
Sensata Technologies Holding PLC	20,072	604,368
TE Connectivity PLC	632	106,599
Vontier Corp.	4,654	171,733
		5,681,771

Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	6,277	248,883

Engineering/Construction - 1.9%
AECOM	708	79,905
Dycom Industries, Inc. (a)	1,863	455,299
EMCOR Group, Inc.	378	202,188
Everus Construction Group, Inc. (a)	10	635
Exponent, Inc.	245	18,304
Fluor Corp. (a)	11,352	582,017
IES Holdings, Inc. (a)(b)	1,407	416,796
Jacobs Solutions, Inc.	1,428	187,711
MasTec, Inc. (a)	321	54,708
Primoris Services Corp.	10,349	806,601
Sterling Infrastructure, Inc. (a)(b)	1,071	247,112
TopBuild Corp. (a)(b)	1,737	562,336
		3,613,612

Entertainment - 1.0%
Caesars Entertainment, Inc. (a)	10,752	305,249
Cinemark Holdings, Inc.	13,984	422,037
Light & Wonder, Inc. (a)(b)	793	76,334
Red Rock Resorts, Inc. - Class A	8,430	438,613
United Parks & Resorts, Inc. (a)(b)	3,876	182,754
Vail Resorts, Inc. (b)	2,672	419,851
Warner Music Group Corp. - Class A	1,997	54,398
		1,899,236

Food - 5.8%
Albertsons Cos., Inc. - Class A (b)	18,242	392,385
Cal-Maine Foods, Inc.	8,293	826,232
Campbell's Co. (b)	24,967	765,239
Conagra Brands, Inc.	45,854	938,631
Flowers Foods, Inc. (b)	24,819	396,608
General Mills, Inc.	13,074	677,364
Hershey Co.	2,632	436,780
Ingredion, Inc.	6,125	830,672
J M Smucker Co. (b)	8,748	859,054
Kellanova	988	78,576

Kraft Heinz Co.	30,186	779,402
Kroger Co.	4,571	327,878
Lamb Weston Holdings, Inc.	7,456	386,594
Mondelez International, Inc. - Class A	921	62,112
Pilgrim's Pride Corp.	20,887	939,497
Post Holdings, Inc. (a)	4,460	486,274
Simply Good Foods Co. (a)(b)	6,568	207,483
Sysco Corp.	5,204	394,151
Tyson Foods, Inc. - Class A	14,683	821,367
US Foods Holding Corp. (a)	5,819	448,121
		11,054,420

Forest Products/Paper - 0.1%
Sylvamo Corp.	5,304	265,730

Gas - 0.7%
Brookfield Infrastructure Corp. - Class A	15,109	628,534
MDU Resources Group, Inc. (b)	37,149	619,274
		1,247,808

Hand/Machine Tools - 0.6%
Lincoln Electric Holdings, Inc.	960	199,027
MSA Safety, Inc. (b)	1,542	258,331
Snap-on, Inc.	1,225	381,196
Stanley Black & Decker, Inc.	4,749	321,745
		1,160,299

Healthcare-Products - 3.3%
Align Technology, Inc. (a)	1,000	189,330
Avantor, Inc. (a)	30,053	404,513
Baxter International, Inc.	27,964	846,750
Bruker Corp.	6,008	247,530
DENTSPLY SIRONA, Inc.	24,779	393,491
Envista Holdings Corp. (a)	35,144	686,714
GE HealthCare Technologies, Inc.	2,007	148,658
Globus Medical, Inc. - Class A (a)	8,398	495,650
Haemonetics Corp. (a)(b)	6,933	517,271
Hologic, Inc. (a)	702	45,742
Lantheus Holdings, Inc. (a)(b)	7,948	650,623
Masimo Corp. (a)	1,014	170,575
QIAGEN NV	942	45,272
ResMed, Inc. (b)	320	82,560
Solventum Corp. (a)	132	10,011
STERIS PLC	543	130,440
Teleflex, Inc.	6,280	743,301
Thermo Fisher Scientific, Inc.	167	67,712
Zimmer Biomet Holdings, Inc.	4,789	436,805
		6,312,948

Healthcare-Services - 4.4%
Amedisys, Inc. (a)	7,940	781,217
Centene Corp. (a)	17,581	954,297
Charles River Laboratories International, Inc. (a)	2,941	446,238
Cigna Group	1,924	636,036
Concentra Group Holdings Parent, Inc.	14,025	288,494
DaVita, Inc. (a)	4,741	675,355
Elevance Health, Inc.	1,980	770,141
Humana, Inc.	3,782	924,623
IQVIA Holdings, Inc. (a)	1,210	190,684
Medpace Holdings, Inc. (a)	52	16,321
Molina Healthcare, Inc. (a)	2,778	827,566
Sotera Health Co. (a)	17,926	199,337
UnitedHealth Group, Inc.	2,981	929,982
Universal Health Services, Inc. - Class B	4,051	733,839
		8,374,130

Home Builders - 0.3%
Installed Building Products, Inc. (b)	370	66,718
LCI Industries (b)	4,055	369,776
Thor Industries, Inc. (b)	1,348	119,716
		556,210

Home Furnishings - 0.3%
Dolby Laboratories, Inc. - Class A	640	47,526
Somnigroup International, Inc.	2,489	169,377
Whirlpool Corp. (b)	2,578	261,461
		478,364

Household Products/Wares - 1.1%
Avery Dennison Corp.	854	149,851
Church & Dwight Co., Inc.	309	29,698
Clorox Co.	4,421	530,830
Kimberly-Clark Corp.	4,907	632,610
Reynolds Consumer Products, Inc.	32,168	689,039
		2,032,028

Insurance - 8.7%
Allstate Corp.	4,553	916,564
American Financial Group, Inc.	2,317	292,429
Arch Capital Group Ltd.	7,929	721,935
Assurant, Inc.	2,106	415,914
Assured Guaranty Ltd.	7,498	653,076
Axis Capital Holdings Ltd. (b)	7,390	767,230
Brighthouse Financial, Inc. (a)	8,713	468,498
Chubb Ltd.	1,723	499,188
Enstar Group Ltd. (a)	2,866	964,008
Erie Indemnity Co. - Class A (b)	697	241,713
F&G Annuities & Life, Inc.	14,234	455,203
Fidelity National Financial, Inc.	2,196	123,108
First American Financial Corp.	12,226	750,554
Globe Life, Inc.	5,470	679,866
Hanover Insurance Group, Inc.	4,858	825,228
Hartford Insurance Group, Inc.	2,892	366,908
Kemper Corp.	4,626	298,562
Kinsale Capital Group, Inc.	417	201,786
Lincoln National Corp.	8,207	283,962
Markel Group, Inc. (a)	219	437,422
Marsh & McLennan Cos., Inc.	196	42,853
Mercury General Corp.	5,914	398,249
MetLife, Inc.	8,287	666,441
MGIC Investment Corp.	7	195
Old Republic International Corp.	4,567	175,555
Primerica, Inc.	2,312	632,725
Progressive Corp.	2,935	783,234
Prudential Financial, Inc.	4,380	470,587
Reinsurance Group of America, Inc.	1,605	318,368
RenaissanceRe Holdings Ltd.	3,745	909,661
Sun Life Financial, Inc.	1,904	126,521
Travelers Cos., Inc.	1,762	471,406
Unum Group	1,240	100,142
W.R. Berkley Corp.	2,307	169,495
Willis Towers Watson PLC	2,485	761,653
		16,390,239

Internet - 1.5%
Booking Holdings, Inc.	24	138,942
Cargurus, Inc. (a)	6,120	204,836
CDW Corp.	252	45,005
eBay, Inc.	336	25,019
Etsy, Inc. (a)(b)	8,306	416,629

Expedia Group, Inc. - Class A	1,290	217,597
Gen Digital, Inc.	10,216	300,350
IAC, Inc. (a)	17,043	636,386
Maplebear, Inc. (a)	7,601	343,869
Match Group, Inc.	16,095	497,174
		2,825,807

Leisure Time - 1.3%
BRP, Inc.	5,985	290,093
Brunswick Corp.	9,625	531,685
Carnival Corp. (a)(b)	3,400	95,608
Harley-Davidson, Inc.	19,135	451,586
Life Time Group Holdings, Inc. (a)	11,981	363,384
YETI Holdings, Inc. (a)	21,896	690,162
		2,422,518

Lodging - 0.2%
Boyd Gaming Corp.	3,116	243,765
Wynn Resorts Ltd. (b)	2,496	233,800
		477,565

Machinery-Construction/Mining - 0.5%
Oshkosh Corp.	6,345	720,411
Vertiv Holdings Co. - Class A	1,120	143,819
		864,230

Machinery-Diversified - 1.7%
AGCO Corp. (b)	7,347	757,916
Cactus, Inc. - Class A	5,423	237,094
Chart Industries, Inc. (a)(b)	1,718	282,869
Gates Industrial Corp. PLC (a)	8,361	192,554
Middleby Corp. (a)	3,499	503,856
Mueller Water Products, Inc. - Class A (b)	9,727	233,837
Regal Rexnord Corp. (b)	3,264	473,149
Toro Co.	5,587	394,889
Watts Water Technologies, Inc. - Class A	454	111,634
		3,187,798

Media - 2.0%
Charter Communications, Inc. - Class A (a)(b)	357	145,945
Comcast Corp. - Class A	15,109	539,240
Fox Corp. - Class A	11,038	618,570
New York Times Co. - Class A	1,088	60,906
Nexstar Media Group, Inc. (b)	4,178	722,585
Sirius XM Holdings, Inc. (b)	30,337	696,841
TEGNA, Inc.	41,021	687,512
Walt Disney Co.	1,873	232,271
		3,703,870

Metal Fabricate/Hardware - 0.8%
AZZ, Inc. (b)	2,779	262,560
Timken Co. (b)	7,136	517,717
Valmont Industries, Inc.	2,144	700,166
		1,480,443

Mining - 3.4%
Agnico Eagle Mines Ltd. (b)	3,159	375,700
Alcoa Corp.	23,320	688,173
Barrick Mining Corp. (b)	32,346	673,444
Hudbay Minerals, Inc.	93,733	994,507
Kinross Gold Corp.	67,838	1,060,308
New Gold, Inc. (a)(b)	119,755	592,787
Newmont Corp.	15,483	902,040
Pan American Silver Corp.	22,875	649,650
Royal Gold, Inc.	1,091	194,023
Sandstorm Gold Ltd.	7,299	68,611
Southern Copper Corp. (b)	2,526	255,509
		6,454,752

Miscellaneous Manufacturing - 0.3%
A.O. Smith Corp. - Class A	5,451	357,422
Carlisle Cos., Inc.	127	47,422
Illinois Tool Works, Inc.	334	82,581
		487,425

Office-Business Equipment - 0.1%
Zebra Technologies Corp. - Class A (a)	898	276,907

Oil/Gas - 2.1%
Cenovus Energy, Inc.	6,664	90,630
Chevron Corp.	2,744	392,913
Civitas Resources, Inc.	9,506	261,605
EOG Resources, Inc.	4,758	569,104
Imperial Oil Ltd. (b)	5,714	454,149
Magnolia Oil & Gas Corp. - Class A	14,864	334,143
Ovintiv, Inc.	1,969	74,920
Patterson-UTI Energy, Inc.	39,597	234,810
Suncor Energy, Inc.	14,133	529,281
Transocean Ltd. (a)	116,024	300,502
Valaris Ltd. (a)	1,905	80,220
Weatherford International PLC	11,712	589,231
		3,911,508

Oil/Gas Services – 2.0%
Baker Hughes Co.	9,805	375,924
ChampionX Corp.	24,040	597,154
Halliburton Co.	34,763	708,470
NOV, Inc. (b)	54,619	678,914
Schlumberger NV	19,791	668,936
TechnipFMC PLC (b)	12,630	434,977
Tidewater, Inc. (a)(b)	7,564	348,927
		3,813,302

Packaging/Containers - 0.8%
Amcor PLC	47,120	433,033
Crown Holdings, Inc.	6,091	627,251
Sealed Air Corp.	16,623	515,812
		1,576,096

Pharmaceuticals - 4.6%
Alkermes PLC (a)	30,280	866,311
Bausch Health Cos., Inc. (a)	50,131	333,873
Becton Dickinson & Co.	1,851	318,835
Bristol-Myers Squibb Co.	13,807	639,126
Cardinal Health, Inc.	1,150	193,200
Catalyst Pharmaceuticals, Inc. (a)	25,181	546,428
Cencora, Inc.	126	37,781
CVS Health Corp.	7,731	533,284
Elanco Animal Health, Inc. (a)	5,546	79,197
Henry Schein, Inc. (a)	4,123	301,185
Jazz Pharmaceuticals PLC (a)	8,053	854,584
Johnson & Johnson	355	54,226
Merck & Co., Inc.	6,666	527,681
Neurocrine Biosciences, Inc. (a)	1,233	154,976
Option Care Health, Inc. (a)	28,253	917,657
Organon & Co. (b)	52,077	504,105
Pfizer, Inc.	20,928	507,295
Protagonist Therapeutics, Inc. (a)	14,348	793,014
Viatris, Inc.	25,120	224,322
Zoetis, Inc.	2,192	341,842
		8,728,922

Pipelines - 0.5%
TC Energy Corp.	19,152	934,426

Real Estate - 0.2%
Howard Hughes Holdings, Inc. (a)	4,513	304,627

Retail - 7.3%
Abercrombie & Fitch Co. - Class A (a)(b)	10,622	880,033
Academy Sports & Outdoors, Inc. (b)	6,124	274,416
Advance Auto Parts, Inc. (b)	16,716	777,127
American Eagle Outfitters, Inc. (b)	41,284	397,152
AutoNation, Inc. (a)	873	173,421
Bath & Body Works, Inc.	21,829	653,997
Best Buy Co., Inc.	8,843	593,631
Brinker International, Inc. (a)	95	17,131
CarMax, Inc. (a)(b)	3,097	208,149
Darden Restaurants, Inc.	964	210,123
Dillard's, Inc. - Class A (b)	1,170	488,861
Dollar General Corp.	9,436	1,079,290
Dollar Tree, Inc. (a)	10,307	1,020,805
Five Below, Inc. (a)	5,011	657,343
Gap, Inc.	27,176	592,709
GMS, Inc. (a)	1,148	124,845
Group 1 Automotive, Inc.	325	141,931
Lithia Motors, Inc.	1,503	507,744
Lowe's Cos., Inc.	844	187,258
Lululemon Athletica, Inc. (a)	2,770	658,097
Macy's, Inc. (b)	57,711	672,910
MSC Industrial Direct Co., Inc. - Class A (b)	2,562	217,821
Penske Automotive Group, Inc. (b)	563	96,729
PriceSmart, Inc.	2,985	313,544
Ross Stores, Inc.	2,144	273,532
Signet Jewelers Ltd. (b)	10,413	828,354
Target Corp.	6,799	670,721
Ulta Beauty, Inc. (a)	1,308	611,909
Urban Outfitters, Inc. (a)	3,339	242,211
Wendy's Co.	16,946	193,523
Williams-Sonoma, Inc.	149	24,342
		13,789,659

Semiconductors - 1.8%
Axcelis Technologies, Inc. (a)(b)	2,358	164,329
Cirrus Logic, Inc. (a)	5,567	580,388
GLOBALFOUNDRIES, Inc. (a)	16,445	628,199
IPG Photonics Corp. (a)	240	16,476
MKS, Inc.	2,337	232,204
ON Semiconductor Corp. (a)	11,541	604,864
Onto Innovation, Inc. (a)	2,819	284,522
Qorvo, Inc. (a)	5,761	489,166
Skyworks Solutions, Inc.	6,544	487,659
		3,487,807

Software - 1.6%
ACI Worldwide, Inc. (a)	8,951	410,940
Adobe, Inc. (a)	555	214,718
Blackbaud, Inc. (a)	3,660	235,009
Concentrix Corp. (b)	8,048	425,377
Dropbox, Inc. - Class A (a)	7,444	212,898
Open Text Corp. (b)	18,059	527,323
Pegasystems, Inc.	2,578	139,547
SS&C Technologies Holdings, Inc.	1,722	142,582
Teradata Corp. (a)	18,115	404,146
Zoom Communications, Inc. - Class A (a)	4,419	344,594
		3,057,134

Telecommunications - 2.2%
AT&T, Inc.	9,650	279,271
BCE, Inc. (b)	40,569	899,415
InterDigital, Inc. (b)	888	199,116
Iridium Communications, Inc.	14,251	429,953
Juniper Networks, Inc.	15,377	614,004
Rogers Communications, Inc. - Class B (b)	21,965	651,482
TELUS Corp. (b)	21,289	341,901
T-Mobile US, Inc.	179	42,648
Verizon Communications, Inc.	16,100	696,647
		4,154,437

Textiles - 0.2%
UniFirst Corp.	2,305	433,847

Toys/Games/Hobbies - 0.7%
Hasbro, Inc.	6,543	483,004
Mattel, Inc. (a)	39,016	769,396
		1,252,400

Transportation - 1.0%
C.H. Robinson Worldwide, Inc.	1,792	171,943
Expeditors International of Washington, Inc.	1,713	195,710
FedEx Corp.	2,178	495,081
Matson, Inc.	1,060	118,031
Ryder System, Inc.	1,082	172,038
United Parcel Service, Inc. - Class B	6,479	653,990
		1,806,793
TOTAL COMMON STOCKS (Cost $177,394,568)		188,412,569

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.2%
American Tower Corp.	817	180,573
SBA Communications Corp.	1,085	254,802
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $409,411)		435,375

SHORT-TERM INVESTMENTS - 16.6%	Units
Investments Purchased with Proceeds from Securities Lending - 16.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50% (c)	31,176,174	31,176,174

Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.25% (c)	180,667	180,667
TOTAL SHORT-TERM INVESTMENTS (Cost $31,356,841)		31,356,841

TOTAL INVESTMENTS - 116.4% (Cost $209,160,820)		220,204,785
Liabilities in Excess of Other Assets - (16.4)%		(31,019,323)
TOTAL NET ASSETS - 100.0%		$189,185,462
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $30,518,985.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Gotham 1000 Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$188,412,569	$—	$—	$188,412,569
Real Estate Investment Trusts - Common	435,375	—	—	435,375
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	31,176,174
Money Market Funds	180,667	—	—	180,667
Total Investments	$189,028,611	$—	$—	$220,204,785

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $31,176,174 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.